General information and significant event of the year	12 Months Ended
Dec. 31, 2020
General information and significant event of the year
General information and significant event of the year

1  General information and significant event of the year

1.1 General Information

Corporación América Airports S.A. (the “Company” or “CAAP”) is a holding company primarily engaged through its operating subsidiaries in the acquisition, development and operation of airport concessions. The Company and its operating subsidiaries are collectively referred to hereinafter as the “Group”.

The Company’s shares trade on the New York Stock Exchange (“NYSE”) under the symbol “CAAP”.

The Company was formed as a private limited liability company under the laws of the Grand Duchy of Luxembourg on December 14, 2012. The Company is ultimately controlled by Southern Cone Foundation (“SCF”), a foundation organized under the laws of the Principality of Liechtenstein. The address of its registered office is in Vaduz.

The Group currently has operations in Argentina, Brazil, Uruguay, Armenia, Italy, Ecuador and Peru.

These consolidated financial statements have been approved for issuance by the Company on March 30, 2021.

1.2  Significant event of the year - Covid-19 pandemic

In March 2020, the World Health Organization classified the outbreak of Covid-19 as a pandemic. The nature of Covid-19 led to worldwide shutdowns and halting of commercial and interpersonal activity and several governments around the world, including Latin American governments, rapidly implemented drastic measures to contain the spread, including but not limited the closing of borders and prohibition of travel to and from certain parts of the world for a time period. Specifically, the governments and transportation authorities in the majority of the CAAP’s countries of operations have issued flight restrictions some of which were still in force as of December 31, 2020.

The Covid-19 virus outbreak has generated a disruption in the global economy, and in particular, the aviation industry resulting in drastic reductions in passenger traffic. The current health crisis is having and will likely continue to have, a negative impact on passenger traffic levels and air traffic operations.

Depending on how the situation evolves, governments may impose tougher measures including extending travel bans for longer periods or to reverse flight restrictions partially lifted. In addition, concerns about the Coronavirus have negatively impacted travel demand (and therefore the Company’s business) generally.

In 2020, CAAP passenger traffic was down 70% compared to the same period in 2019 with 25.2 million passengers served (84.2 passengers served in 2019).

The decrease in activity has significant impacts on the Group's Consolidated Financial Statements as of December 31, 2020. The main impacts are disclosed in Note 1.2.2.

1.2.1  CAAP’s actions taken and response to Covid-19 crisis

In this context, CAAP formed a crisis committee composed of the Company’s CEO and operating CEOs of each subsidiary to assess its operations, including reductions in operating costs while maintaining quality and safety standards. The Company maintains conversations with the relevant regulatory agencies and aviation and transportation authorities, in each of its countries of operations, to review mitigation measures as it navigates this unprecedented environment.

The Company developed a four-pronged strategy and continues implementing a number of actions aiming to mitigate the negative impact of the Covid-19 virus on its business, as follows:

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Employees and passengers: The Company enhanced safety and hygiene protocols across its airports to protect the well-being of passengers and operating personnel. As travel bans are lifted and commercial flights resume across all countries, CAAP developed and established customized protocols to ensure the maximum health standards across the Company’s airport network. These protocols were approved by the respective regulatory agencies and health authorities. These include sanitization and social distance measures, screening and biocontrol procedures for all passengers travelling through our airports.

•	Cost controls and cash preservation measures: CAAP introduced reductions in operating costs by:
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Reducing personnel expenses including salary reductions, suspension of salary increases and freezing new hiring, mandatory use of pending vacations and/or advancing vacations to employees when possible, placing operating employees on furlough in certain geographies and personnel layoffs due to downsizing of operations.

-	Reducing maintenance and other operating expenses while maintaining the quality and safety standards, required to support the minimum level of operations.

The Company has also aggressively managed working capital by negotiating with its suppliers the extension of payment terms and reducing its capex program beginning April 2020.

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Negotiations with regulatory bodies and government support: The Company has been involved in discussions with regulatory agencies to renegotiate concession fees payments aligned to the current environment, see further information in Note 23.

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Concession agreements compensations: Under the concession contracts framework, the amounts and mechanisms for compensation have been and are being negotiated with authorities and include generally a reduction in the concession fee amount and/or mandatory capex, increasing tariffs, extending the tenor of the concession or a combination thereof. The Company is engaged in these processes that require going through administrative regulatory channels. Please refer to Note 8 and 26.b) for additional information.

▪	Financial position and liquidity: As cash preservation is a critical focus, the Company has taken the following measures:
-	Cancelling all non-mandatory capital investments and deferring non-priority projects.
-	Implementing a set of cost control measures to reduce operating expenses and negotiate payment terms with the suppliers to limit additional cash outflows.
-	Obtaining a deferral of principal and interest payments of debt and obtaining additional funding, see further information in Note 22.
-	Suspending dividends to be disbursed in 2020 on concessions in Italy and Ecuador.

As a result of the above and considering that the Covid-19 pandemic is complex and its evolution is uncertain, the full extent to which the Coronavirus will impact the Company’s business, results of operations, financial position and liquidity is unknown.

Despite this unknown impact, management continues monitoring the Group’s performance through passengers’ evolution, cost monitoring, liquidity projections and scenario planning. The result of this continued review will determine the persistence of the four-pronged strategy. These processes require the use of various internal and external reference points for its projections including estimates from industry associations such as the Airport Council International (“ACI”) and the International Air Transport Association (“IATA”), which expect to see signs of recovery towards the second half of 2021 following Covid-19 vaccination campaigns.

1.2.2 Covid-19 Impact on the Group's consolidated financial figures

The decline in passengers and air traffic severely impacted the Group's consolidated financial figures and in particular as follows:

▪	Revenue

CAAP’s revenue is highly dependent on levels of air traffic. Passenger traffic in our airports is composed of international, domestic and transit passengers. As of December 31, 2020, revenues amount to USD 607.4 million and decreased by 61% in comparison to December 31, 2019. This decrease concerns all Group's operating segments.

▪	Cost of services

Cost of services decrease 43% in comparison to the year ended December 31, 2019, primarily due to the decrease in construction service cost derived from the reduction of non-mandatory capital expenditures in connection with the cash preservation measure implemented and the decrease in maintenance expenses due to reduction in maintenance required to support the lower level of operations.

Other cost controls measures, together with government support programs towards employees, made it possible to reduce salaries and social security contributions costs in 2020 compared to 2019.

▪	Operating loss

Considering gross loss as explained above, decrease in operating loss mainly includes USD 66.5 million decrease in selling, general and administrative expenses due to cost controls, USD 36.8 million increase in other operating income mainly due to governments grants obtained and USD 19.5 million increase from impairment losses.

▪	Intangible assets and deferred tax assets

As the decline in air traffic situation following flight restrictions in force as from March 2020 was identified as an impairment indicator, the Group carried out impairment tests across all of its business operational segments, see further information and results in Note 12 and 16.

▪	Trade receivables

The Group closely monitored its trade receivables to anticipate mitigation initiatives to protect the collectability of such receivables. From the beginning of the crisis, the Group immediately focused on the collection of customers’ debts (mainly airlines) and payment behavior with a view to mitigate the impact of the expected credit losses. See further information in Note 3.A.(iii).

▪	Borrowings

To boost its liquidity, the Group renegotiated outstanding debts with a view to defer principal and interest payments and also obtained additional funding, see further information in Note 22.

Additionally, the Group actively monitors covenants compliance and, in the context of the Covid-19 pandemic, has paid particular attention to borrowings agreements that could give rise to risk of non-compliance in the upcoming months. Based on the track record of successful negotiations with financial institutions, the Group expects to obtain, if required, additional waivers.

Depending on the duration of the Covid-19 crisis and continued negative impact on economic activity, the Company may experience further negative results and liquidity constraints. Therefore, the Company continues to assess the evolution of the Covid-19 virus outbreak in order to identify the unforeseen potential effects that could alter its business and performance. These Consolidated Financial Statements reflect the impact of these events and current market conditions and considers that, even in this exceptional and uncertain context that significantly impacts the Group’s financial figures, the Group’s current financial resources, coupled with cash generation from operations, are sufficient to fund its liquidity requirements for the next twelve months.

All these measures and initiatives adopted enable the Company to present its consolidated financial statements under the going concern assumption.